Supplementary Financial Statement Information (Details) - Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Statement Information (Details) - Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Line Items]
Non-controlling interest	$ 682,423	$ 625,049
Matrix IT and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Line Items]
Non-controlling interest	176,092	155,886
Sapiens and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Line Items]
Non-controlling interest	341,124	316,319
Magic Software and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Line Items]
Non-controlling interest	162,395	151,253
Other [Member]
Supplementary Financial Statement Information (Details) - Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Line Items]
Non-controlling interest	$ 2,812	$ 1,291